Derivative Instruments - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2016 USD ($) Vessel tranche $ / shares NOK / Derivative shares	Sep. 30, 2016 NOK / shares	Feb. 29, 2016 USD ($) Agreement
Derivative [Line Items]
Derivatives, description of objective	The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt.
Maximum [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (shares) | shares	750,000
Minimum [Member] | Tranche One [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	77.08
Minimum [Member] | Tranche Two [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	92.5
Minimum [Member] | Tranche Three [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	107.91
Minimum [Member] | Tranche Four [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	123.33
Interest Rate Swap [Member]
Derivative [Line Items]
Number of interest rate derivatives held | Agreement			9
Interest Rate Swap, October 2016 Through December 2020 [Member]
Derivative [Line Items]
Number of interest rate derivatives held | Agreement			4
Notional amount | $			$ 50,000,000
Fixed interest rate			1.462%
Interest Rate Swap, Q1 2016 Through January 2021 [Member]
Derivative [Line Items]
Number of interest rate derivatives held | Agreement			5
Interest Rate Swap, Q1 2016 Through January 2021, $75 Million Notional Amount [Member]
Derivative [Line Items]
Number of interest rate derivatives held | Agreement			1
Notional amount | $			$ 75,000,000
Fixed interest rate			1.549%
Interest Rate Swap, Q1 2016 Through January 2021, $50 Million Notional Amount [Member]
Derivative [Line Items]
Number of interest rate derivatives held | Agreement			1
Notional amount | $			$ 50,000,000
Fixed interest rate			1.155%
Interest Rate Swap, Q1 2016 Through January 2021, $25 Million Notional Amount [Member]
Derivative [Line Items]
Number of interest rate derivatives held | Agreement			3
Notional amount | $			$ 25,000,000
Fixed interest rate			1.549%
Stock Purchase Warrant [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fixed price of stock purchase warrants, per share (usd per share) | (per share)	$ 10	NOK 61.67
Number of tranches | tranche	4
Consecutive trading days	10 days
Number of tranches vested | tranche	2
Time-charter Swap [Member]
Derivative [Line Items]
Aframax equivalent vessel percent	55.00%
Derivative, number of vessel-equivalents in swap agreement | Vessel	2
Agreement daily receivable | $	$ 27,776
Derivative, brokerage fee, percent	1.25%
Derivative, deduction from daily payments made | $	$ 500
Derivative, term of contract (in months)	11 months
Derivative, term of contract extension, counterparty option (in months)	2 months